Employee Retirement Plans Pension Fair Value Hierarchy (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 3,141.5	$ 3,120.8
Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	497.0	693.2
Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,309.6	2,210.2
Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	334.9	217.4	218.4
Canada Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,299.9	1,299.7
Canada Defined Benefit Plans | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	149.6	143.8
Canada Defined Benefit Plans | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,147.3	1,150.3
Canada Defined Benefit Plans | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.0	5.6
Canada Defined Benefit Plans | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	49.4	51.8
Canada Defined Benefit Plans | Cash [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	49.4	51.8
Canada Defined Benefit Plans | Cash [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Cash [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Trades awaiting settlement
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1.1	0
Canada Defined Benefit Plans | Trades awaiting settlement | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1.1
Canada Defined Benefit Plans | Trades awaiting settlement | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Canada Defined Benefit Plans | Trades awaiting settlement | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Canada Defined Benefit Plans | Bank deposits, short-term bills and notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41.7	64.0
Canada Defined Benefit Plans | Bank deposits, short-term bills and notes [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.5	1.5
Canada Defined Benefit Plans | Bank deposits, short-term bills and notes [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41.2	62.5
Canada Defined Benefit Plans | Bank deposits, short-term bills and notes [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Government securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	699.2	658.6
Canada Defined Benefit Plans | Government securities [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Government securities [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	699.2	658.6
Canada Defined Benefit Plans | Government securities [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Corporate debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	97.0	93.3
Canada Defined Benefit Plans | Corporate debt securities [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Corporate debt securities [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	97.0	93.3
Canada Defined Benefit Plans | Corporate debt securities [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Collateralized debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.6	5.0
Canada Defined Benefit Plans | Collateralized debt securities [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Collateralized debt securities [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Collateralized debt securities [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.6	5.0
Canada Defined Benefit Plans | Other debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.1	0.2
Canada Defined Benefit Plans | Other debt securities [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Other debt securities [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.1	0.2
Canada Defined Benefit Plans | Other debt securities [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Common stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	95.8	88.3
Canada Defined Benefit Plans | Common stock [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	95.8	88.3
Canada Defined Benefit Plans | Common stock [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Common stock [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Other equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.8	2.0
Canada Defined Benefit Plans | Other equity securities [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.8	2.0
Canada Defined Benefit Plans | Other equity securities [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Other equity securities [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	309.8	335.7
Canada Defined Benefit Plans | Equity funds [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Equity funds [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	309.8	335.7
Canada Defined Benefit Plans | Equity funds [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Recoverable taxes
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0.2
Canada Defined Benefit Plans | Recoverable taxes | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0.2
Canada Defined Benefit Plans | Recoverable taxes | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Recoverable taxes | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Venture capital
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.4	0.6
Canada Defined Benefit Plans | Venture capital | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Venture capital | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Canada Defined Benefit Plans | Venture capital | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.4	0.6
U.K. Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,841.6	1,821.1
U.K. Defined Benefit Plans | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	347.4	549.4
U.K. Defined Benefit Plans | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,162.3	1,059.9
U.K. Defined Benefit Plans | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	331.9	211.8
U.K. Defined Benefit Plans | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25.6	161.3
U.K. Defined Benefit Plans | Cash [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25.6	161.3
U.K. Defined Benefit Plans | Cash [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Cash [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Trades awaiting settlement
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(7.5)	(8.4)
U.K. Defined Benefit Plans | Trades awaiting settlement | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(7.5)	(8.4)
U.K. Defined Benefit Plans | Trades awaiting settlement | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Trades awaiting settlement | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Bank deposits, short-term bills and notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	20.5	34.2
U.K. Defined Benefit Plans | Bank deposits, short-term bills and notes [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Bank deposits, short-term bills and notes [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	20.5	34.2
U.K. Defined Benefit Plans | Bank deposits, short-term bills and notes [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Government securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	152.1	75.4
U.K. Defined Benefit Plans | Government securities [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Government securities [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	152.1	75.4
U.K. Defined Benefit Plans | Government securities [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Corporate debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	434.4	371.0
U.K. Defined Benefit Plans | Corporate debt securities [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Corporate debt securities [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	434.4	369.5
U.K. Defined Benefit Plans | Corporate debt securities [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	1.5
U.K. Defined Benefit Plans | Interest and inflation linked assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	212.1	238.5
U.K. Defined Benefit Plans | Interest and inflation linked assets | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Interest and inflation linked assets | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	213.3	231.6
U.K. Defined Benefit Plans | Interest and inflation linked assets | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(1.2)	6.9
U.K. Defined Benefit Plans | Collateralized debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.2	4.6
U.K. Defined Benefit Plans | Collateralized debt securities [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Collateralized debt securities [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Collateralized debt securities [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.2	4.6
U.K. Defined Benefit Plans | Common stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	392.5	487.3
U.K. Defined Benefit Plans | Common stock [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	390.6	487.3
U.K. Defined Benefit Plans | Common stock [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Common stock [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1.9	0
U.K. Defined Benefit Plans | Other equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4.8	10.1
U.K. Defined Benefit Plans | Other equity securities [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4.8	10.1
U.K. Defined Benefit Plans | Other equity securities [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Other equity securities [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Debt funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	201.8	139.7
U.K. Defined Benefit Plans | Debt funds [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Debt funds [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	123.6	139.7
U.K. Defined Benefit Plans | Debt funds [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	78.2	0
U.K. Defined Benefit Plans | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	79.7	85.6
U.K. Defined Benefit Plans | Equity funds [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Equity funds [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	79.7	85.6
U.K. Defined Benefit Plans | Equity funds [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Real estate funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	61.9	72.7
U.K. Defined Benefit Plans | Real estate funds [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Real estate funds [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	6.9
U.K. Defined Benefit Plans | Real estate funds [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	61.9	65.8
U.K. Defined Benefit Plans | Hedge funds of funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	321.3	253.2
U.K. Defined Benefit Plans | Hedge funds of funds [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Hedge funds of funds [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	153.2	120.2
U.K. Defined Benefit Plans | Hedge funds of funds [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	168.1	133.0
U.K. Defined Benefit Plans | Repurchase agreements [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(66.6)	(101.5)
U.K. Defined Benefit Plans | Repurchase agreements [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(66.6)	(101.5)
U.K. Defined Benefit Plans | Repurchase agreements [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Repurchase agreements [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Credit default swap [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(14.5)	(3.2)
U.K. Defined Benefit Plans | Credit default swap [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Credit default swap [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(14.5)	(3.2)
U.K. Defined Benefit Plans | Credit default swap [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	19.8
U.K. Defined Benefit Plans | Private Equity Funds [Member] | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
U.K. Defined Benefit Plans | Private Equity Funds [Member] | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
U.K. Defined Benefit Plans | Private Equity Funds [Member] | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	19.8
U.K. Defined Benefit Plans | Recoverable taxes
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.5	0.6
U.K. Defined Benefit Plans | Recoverable taxes | Quoted prices in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.5	0.6
U.K. Defined Benefit Plans | Recoverable taxes | Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
U.K. Defined Benefit Plans | Recoverable taxes | Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0